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                                 FASCIANO FUNDS, INC.
                         190 South LaSalle Street, Suite 2800
                               Chicago, Illinois  60603
                                     312-444-6050


                                   November 4, 1996



BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004


                                 FASCIANO FUND, INC.
                            1933 ACT REGISTRATION 33-23997

Ladies and Gentlemen:

    In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Fasciano Fund certifies that:

    a. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to Fasciano Fund, Inc.'s registration statement on Form N-1A; and

    b. the text of the most recent post-effective amendment to Fasciano Fund Inc.'s registration statement was filed with the Commission electronically on October 31, 1996.




                                       Very truly yours,


                                       FASCIANO FUND, INC.